Average Annual Total Returns{- Strategic Advisers® International Fund} - 02.28 Strategic Advisers International Fund PRO-09 - Strategic Advisers® International Fund	Strategic Advisers International Fund-Default Return Before Taxes Past 1 year	Strategic Advisers International Fund-Default Return Before Taxes Past 5 years	Strategic Advisers International Fund-Default Return Before Taxes Past 10 years	Strategic Advisers International Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers International Fund-Default After Taxes on Distributions Past 5 years	Strategic Advisers International Fund-Default After Taxes on Distributions Past 10 years	Strategic Advisers International Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers International Fund-Default After Taxes on Distributions and Sales Past 5 years	Strategic Advisers International Fund-Default After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	14.88%	8.91%	6.53%	14.43%	8.16%	5.90%	9.19%	7.00%	5.23%	8.02%	7.67%	5.69%